STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Stock Options Tables Abstract
Weighted average exercise price, and the weighted average remaining contractual life
	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding December 31, 2015	6,519,500	4.43	4.28
Expired	(859,500)	2.99
Granted	-	-	-
Cancelled	-	-	-
Outstanding December 31, 2016	5,660,000	1.74	8.37
Granted	50,000	2.93	9.03
Outstanding December 31, 2017	5,710,000	$1.75	7.39
Expired	-	-	-
Not vested
Granted	30,000	3.43	3.59
Outstanding December 31, 2018	5,740,000	$1.76	6.37
Options exercisable	5,710,000	$1.75	6.39

Fair value of the options granted

Description	2018	2017	2016
Share price	$2.59~$3.39	$2.93	-
Exercise price	$3.43	$2.93	-
Risk-free interest rate	2.74%~2.78%	2.38%	-
Expected volatility	149.99%~150.43%	108.14%	-
Expected option life in years	4Yrs.	10Yrs.	-
Expected dividend yield	-	-	-